SHARE CAPITAL (Disclosure of stock option and share-based payment activity) (Details)	12 Months Ended
	Mar. 31, 2023 Share $ / shares	Mar. 31, 2022 Share $ / shares
Number [Abstract]
Balance, beginning of year | Share	8,692,334	7,021,667
Granted | Share	600,000	2,344,000
Exercised | Share	(348,333)	(673,333)
Expired | Share	(270,667)	0
Balance, end of year | Share	8,673,334	8,692,334
Weighted Average Exercise Price [Abstract]
Balance, beginning of year | $ / shares	$ 2.01	$ 1.13
Granted | $ / shares	2.36	4.24
Exercised | $ / shares	0.58	0.59
Expired | $ / shares	3.87	0
Balance, end of year | $ / shares	$ 2.03	$ 2.01